SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Not restricted in use	$ 2,222,988	$ 1,614,933
Cash Pledged for bank facilities	200,000
Total	$ 2,422,988	$ 1,614,933